Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other receivables
Trade receivables	$ 407,975	$ 491,018	$ 399,200
Allowance on doubtful trade receivables	(1,335)	(1,491)	(41,976)	$ (42,014)
Trade receivables, net	406,640	489,527	357,224
Other receivables and refundable deposits	209,668	156,295	142,622
Total trade and other current receivables	616,308	645,822	499,846
Bad debt allowance on trade receivables	$ 301	$ 201	$ 528
Minimum
Trade and other receivables
Credit terms	30 days
Maximum
Trade and other receivables
Credit terms	60 days